LEASE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
LEASE (Tables)
Shedule of Future maturities lease payment
Year Ending
December 31
2023 (remainder)	$194,360
2024	376,080
2025	372,094
2026	343,524
2027	219,364
Thereafter	-
Total	1,505,422
Less: Interest	(203,620)
Present value of lease liabilities	1,301,802
Less: Current portion	(294,739)
Lease liability, net of current portion	$1,007,063

Future minimum lease payments are as follows:
Year Ending
December 31
2023	$362,284
2024	332,345
2025	328,359
2026	303,923
2027	215,819
Thereafter	-
Total	1,542,730
Less: Interest	(230,949)
Present value of lease liabilities	$1,311,781
Less: Current portion	(272,575)
Lease liability, net of current portion	$1,039,207